WARRANT LIABILITIES (Details)		1 Months Ended	12 Months Ended
	Sep. 18, 2024 USD ($) $ / shares item shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 period	Dec. 31, 2025 Y	Dec. 31, 2025 M	Oct. 19, 2025 $ / shares	Apr. 28, 2025 $ / shares	Aug. 26, 2024 $ / shares	Dec. 31, 2022 $ / shares
WARRANT LIABILITIES
Total value of underwriter warrants | $			$ 333,657	$ 1,424,932
Number of investors involved in private placements | item	12
Common share price per share											$ 980
Common stock par value, per share				$ 0.875	$ 0.875				$ 0.025	$ 0.001
Exercise price of warrants												$ 189
Share price												$ 72.45
Expiry term	3 years 6 months
Proceeds from warrant exercises | $			324,000	$ 232,958
Additional paid-in capital | $			$ 126,180
Expected Volatility
WARRANT LIABILITIES
Warrants measurement input	121.37
Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input	3.375
Exercise Price
WARRANT LIABILITIES
Warrants measurement input	189
Term
WARRANT LIABILITIES
Warrants measurement input							2.167	26
Series A Warrants
WARRANT LIABILITIES
Number of ordinary shares at an exercise price | shares	1
Exercise price of warrants	$ 1,181.25	$ 189
Threshold percentage of trading price	90.00%
Threshold trading days | period						10
Threshold floor price	$ 189
Number of warrants issued | shares	3,112			2,722,224
Number of warrants | shares		1,715
Proceeds from warrant exercises | $		$ 324,000
Warrant liability | $		126,180
Additional paid-in capital | $		$ 126,180
Fair market value		$ 73.61
Series B Warrants
WARRANT LIABILITIES
Threshold percentage of trading price	90.00%
Threshold floor price	$ 189
Number of warrants issued | shares				2,722,224
Number of warrants issued after downward adjustments | shares	19,446
Private placement
WARRANT LIABILITIES
Units issued during period | shares	3,112
Common share price per share	$ 787.5
Value of units issued during the period | $	$ 2,450,000
Number of shares for each unit | shares	1
Common stock par value, per share	$ 0.875
Private placement | Series A Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares	1
Private placement | Series B Warrants
WARRANT LIABILITIES
Number of warrants that each unit includes | shares	1